BORROWINGS AND FINANCING	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
BORROWINGS AND FINANCING

13.	BORROWINGS AND FINANCING

The balances of borrowings and financing that, recorded at amortized cost are as follows:

				Consolidated
	Current Liabilities		Non-current Liabilities
	12/31/2023	12/31/2022	12/31/2023	12/31/2022

Foreign Debt
Floating Rates in USD
Prepayment	548,230	1,571,208	6,576,696	5,474,359
Fixed Rates in USD
Bonds, Perpetual bonds, Facility, CCE and ACC	2,079,972	1,189,717	17,815,926	16,790,284
Intercompany
Fixed interest in EUR
Intercompany
Facility	327,873	62,187	114,227	166,302
	2,956,075	2,823,112	24,506,849	22,430,945

Debt agreements in Brazil
Floating Rate Securities in R$:
BNDES/FINAME/FINEP, Debentures, NCE and CCB	4,745,721	2,446,840	13,265,267	13,740,051
	4,745,721	2,446,840	13,265,267	13,740,051
Total Borrowings and Financing	7,701,796	5,269,952	37,772,116	36,170,996
Transaction Costs and Issue Premiums	(88,429)	(76,316)	(526,408)	(445,890)
Total Borrowings and Financing + Transaction cost	7,613,367	5,193,636	37,245,708	35,725,106

13.a)	Movements of borrowings and financing

The following table shows amortization and funding during the year:

		Consolidated
	12/31/2023	12/31/2022
Opening balance	40,918,742	32,507,522
New debts	15,753,501	20,248,223
Repayment	(9,892,344)	(10,782,858)
Payments of charges	(3,428,721)	(2,315,586)
Accrued charges (note 28)	3,664,313	2,595,011
Consolidation of companies		81,978
Others (1)	(2,156,416)	(1,415,548)
Closing balance	44,859,075	40,918,742
(1)	Including unrealized exchange and monetary variations and funding cost.

In 2023, the Company entered into new debt agreements and amortized borrowings and financing as shown below:

				Consolidated
				12/31/2023
Nature	New debts	Maturities	Repayment	Interest payment
Pre-Payment	1,890,333	2023 to 2035	(1,264,949)	(450,272)
Bonds, ACC, CCE and Facility	8,106,514	2023 to 2025	(4,728,468)	(999,626)
BNDES/FINAME/FINEP, Debentures, NCE, Facility and CCB	5,756,654	2023 to 2038	(3,898,927)	(1,978,823)
	15,753,501		(9,892,344)	(3,428,721)

13.b)	Maturities of borrowings and financing presented in current and non-current liabilities

			Consolidated
			12/31/2023
	Borrowings and financing in foreign currency	Borrowings and financing in national currency	Total
Average rate	in Dólar 6.79%in Euro 5.44%	in Real 13.68%
2024	2,956,075	4,746,339	7,702,414
2025	3,537,254	1,786,460	5,323,714
2026	2,214,220	2,588,940	4,803,160
2027	907,498	2,584,111	3,491,609
2028	6,860,953	1,383,493	8,244,446
2029 to 2031	7,964,495	2,112,635	10,077,130
After 2032	3,022,429	2,809,010	5,831,439
	27,462,924	18,010,988	45,473,912

•      Covenants

The Company debt agreements provide for the fulfillment of certain non-financial obligations, as well as the maintenance of certain parameters and performance indicators, such as disclosure of its audited financial statements according to regulatory deadlines or payment of commission for risk assumption, if the indicator of net debt to EBITDA reaches the levels foreseen in those agreements.

As of December 31, 2023, the Company is compliant with the financial and non-financial obligations (covenants) of its existing agreements.

Accounting Policy

Borrowings and financing are initially recognized at fair value, net of transaction costs and subsequently measured at amortized cost using the effective interest rate and charges methods. Interest, commissions, and possible financial charges are recorded pro-rata on an accrual basis.